Trade and Other Receivables (Tables)	9 Months Ended
Jun. 30, 2026
Trade and Other Receivables
Schedule of Trade and Other Receivables
	June 30, 2026	September 30, 2025
Trade receivables, gross	$28,779	13,796
Expected credit losses	(54)	(82)
Net trade receivables	28,725	13,714
Other receivables	1,255	2,760
Trade and other receivables	$29,980	16,474

Schedule of Expected Loss Provision on Trade Receivable

As at financial period ending June 30, 2026:

	Current	31-60	61-90	90-120	>120	total
%	49.90	3.63	39.83	0.46	6.18	100
Trade receivable (net of specific provision)	$14,361	1,046	11,463	131	1,778	28,779
Expected loss rate	0.20	0.53	1.70	3.14	3.55	0.41
Expected loss provision	$23	2	13	3	13	54

As at financial year ending September 30, 2025:

	Current	31-60	61-90	90-120	>120	total
%	81.31	7.52	0.41	0.34	10.42	100
Trade receivable (net of specific provision)	$11,218	1,038	57	46	1,437	13,796
Expected loss rate	0.20	0.53	1.70	3.14	3.55	0.59
Expected loss provision	$23	6	1	1	51	82

Schedule of Allowance for Credit Losses
	June 30, 2026	September 30, 2025
Beginning balance	$82	64
Write off	-	(2)
Allowance provided/(recovery)	(28)	20
Ending balance	$54	82